Debt - FrontierView Convertible Notes - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	Nov. 19, 2021	Dec. 29, 2020	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Debt conversion converted instrument amount				$ 14,449
Loss on extinguishment of debt			$ (45,250)
Interest expense, net			95,741	64,800
Common Class A
Debt Instrument [Line Items]
Converted common shares		7,781,723
Common Stock
Debt Instrument [Line Items]
Fair value of promissory note		6,555,791
Convertible Notes
Debt Instrument [Line Items]
Carrying value of convertible notes			11,197	94,352
Debt conversion converted instrument amount	$ 27,000
Loss on extinguishment of debt			(2,070)
Interest expense, net			32,100
Convertible Notes | XC FiscalNote-B, LLC
Debt Instrument [Line Items]
Carrying value of convertible notes	15,000
Convertible Notes | Skyone Capital Pty Limited
Debt Instrument [Line Items]
Carrying value of convertible notes	3,000
Convertible Notes | FrontierView
Debt Instrument [Line Items]
Debt conversion converted instrument amount	27,000
Fair value of the redemption features				$ 0
Loss on extinguishment of debt	$ 7,138
Interest expense, net			1,567
Debt instrument, final payment fee			$ 9,000
Annual effective interest rate			15.20%
Convertible Notes | FrontierView | Common Class A
Debt Instrument [Line Items]
Converted common shares	2,700,000
Convertible Notes | FrontierView | Common Stock
Debt Instrument [Line Items]
Fair value of promissory note	2,274,642